Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000914243
Touchstone Merger Arbitrage Fund (Prospectus summary) | Touchstone Merger Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MERGER ARBITRAGE FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Merger Arbitrage Fund (the “Fund”) seeks to achieve positive absolute returns regardless of market conditions over the long-term.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 80 and in the Fund's Statement of Additional Information (“SAI”) on page 62.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 271% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	271.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and contractual changes in the Fund's Administration Agreement and therefore differ from the ratio of expenses to average net assets that are included in the Fund's Annual Report dated September 30, 2014.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers and/or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund primarily invests, under normal market conditions, in equity securities of U.S. and foreign issuers. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. Equity securities include common stock, preferred stock, and warrants.

The Fund's sub-advisor, Longfellow Investment Management Co. (“Longfellow” or “Sub-Advisor”), seeks to purchase companies that are involved in publicly announced mergers, takeovers, tender offers, debt restructurings, minority purchases, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations.  Merger arbitrage is an investment strategy designed to profit from the successful completion of such transactions.  The Fund is permitted to hold long and short equity positions, foreign securities including foreign depositary receipts and restricted securities including Rule 144A securities.  The Fund may invest in companies of any size in seeking to achieve its investment goal and the Fund will regularly invest in small to medium capitalization companies.

Longfellow primarily buys securities of companies being acquired (the “target company”) in publicly announced transactions where the terms of the transaction have been largely defined and disclosed.  Longfellow may engage in selling securities short when the terms of a proposed corporate reorganization require the exchange of common stock and/or other securities.  In such a case, the common stock of the target company may be purchased and, at approximately the same time, some amount of the acquiring company's common stock and/or other securities may be sold short depending on the terms of the transaction.  The Fund's investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company.

In selecting securities for the Fund, Longfellow analyzes a number of factors including proposed financing terms, the size of the transaction, anti-trust concerns, regulatory approvals and shareholder voting requirements.  Longfellow will sell a position if it views the proposed transaction as having more risk than expected, the proposed transaction is cancelled or more attractive opportunities arise.  The Fund generally engages in active and frequent trading of portfolio securities as a part of its principal investment strategy.

Dependent upon the level of corporate restructuring activity, the market, or other conditions and as determined by Longfellow, the Fund may invest in any combination of cash, cash equivalents and/or fixed income securities, including investment-grade corporate bonds, non-investment-grade debt securities (also known as junk bonds), and convertible bonds.  The weighted average maturity of the Fund's fixed income investments will normally range from 3 to 7 years.  The Fund may also gain exposure to fixed income securities through investments in other registered investment companies, specifically closed-end funds.  Longfellow believes that inefficiencies can exist with the pricing of closed-end funds and that exploiting these inefficiencies can have the potential to serve as attractive investments in the Fund.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Risk, Heading	rr_RiskHeading	The Fund's Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund's share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

•                  Large Cap Risk:  Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•                  Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity market as a whole.  Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.  In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Fixed Income Risk:  The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa.  Normally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates.

•                  Credit Risk: The fixed income securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

•                  Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates.  In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises.  There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact the Fund's net asset value.  The price volatility of a debt security also depends on its maturity.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.  Duration is a measure of price sensitivity of a security for a given change in interest rates, taking into account any prepayment or call features of the security. Maturity is the length of time before which a fixed income security becomes due for payment of principal.

•                  Non-Investment-Grade Debt Securities Risk:  Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that non-investment-grade debt securities are generally unsecured and therefore, in the event of a default or bankruptcy, holders of non-investment-grade debt securities generally will not receive payments until the holders of all other debt have been paid.  Non-investment-grade debt securities may also be less liquid.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.  There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•                  Depositary Receipts Risk: Foreign receipts, which include ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.  ADRs may be available through “sponsored” or “unsponsored” facilities.  The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry,

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers.  The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Other Investment Companies Risk:  The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest.  The value of the shares of closed-end investment companies may be lower than the value of the portfolio securities held by the closed-end investment company.  When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as its share of the Fund's fees and expenses.  There may also not be an active trading market available for shares of some closed-end funds.  Additionally, trading of closed-end fund shares may be halted or delisted by the listing exchange.

Portfolio Turnover Risk:  The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Advisor or Sub-Advisor determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Advisor's or Sub-Advisor's control. These transactions will increase the Fund's “portfolio turnover.”  A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during a given period. High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

Preferred Stock Risk:  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Rule 144A Securities Risk: Rule 144A securities are traded in the institutional market pursuant to a registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional buyers.  Due to the relatively limited size of this institutional market, these securities may affect the liquidity of Rule 144A securities to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.

Short Sale Risk:  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss.  The Fund's losses are potentially unlimited in a short sale transaction.  Short sales are speculative transactions and involve special risks, including greater reliance on the Sub-Advisor's ability to accurately anticipate the future value of a security.

This Fund should only be purchased by investors seeking positive absolute returns who can withstand the share price volatility of merger arbitrage investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus
The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers.  The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Touchstone Merger Arbitrage Fund - Class A Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 2.14% Worst Quarter: Second Quarter 2014 (1.22)%
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2014
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  The after-tax returns shown in the table are for Class A shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

Touchstone Merger Arbitrage Fund (Prospectus summary) | Touchstone Merger Arbitrage Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 09, 2011
Touchstone Merger Arbitrage Fund (Prospectus summary) | Touchstone Merger Arbitrage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Dividend and Interest Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.95%
Total Other Expenses	rr_OtherExpensesOverAssets	1.20%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%	[1],[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.54%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	817
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,320
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,848
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,285
Annual Return 2012	rr_AnnualReturn2012	4.28%
Annual Return 2013	rr_AnnualReturn2013	4.66%
Annual Return 2014	rr_AnnualReturn2014	(1.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.22%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 09, 2011
Touchstone Merger Arbitrage Fund (Prospectus summary) | Touchstone Merger Arbitrage Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.23%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 09, 2011
Touchstone Merger Arbitrage Fund (Prospectus summary) | Touchstone Merger Arbitrage Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.96%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 09, 2011
Touchstone Merger Arbitrage Fund (Prospectus summary) | Touchstone Merger Arbitrage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.30%	[1]
Dividend and Interest Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.95%
Total Other Expenses	rr_OtherExpensesOverAssets	1.25%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.34%	[1],[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.34%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	437
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,027
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,741
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,631
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	337
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,027
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,741
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,631
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.19%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 09, 2011
Touchstone Merger Arbitrage Fund (Prospectus summary) | Touchstone Merger Arbitrage Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.22%	[1]
Dividend and Interest Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.95%
Total Other Expenses	rr_OtherExpensesOverAssets	1.17%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[1],[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.26%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	229
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,595
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 09, 2011
Touchstone Merger Arbitrage Fund (Prospectus summary) | Touchstone Merger Arbitrage Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.18%	[1]
Dividend and Interest Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.95%
Total Other Expenses	rr_OtherExpensesOverAssets	1.13%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%	[1],[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.22%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	225
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,554
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 09, 2011

[1]	Other Expenses have been restated to reflect contractual changes to the Fund's Administration Agreement effective January 1, 2015.
[2]	The Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and contractual changes in the Fund's Administration Agreement and therefore differ from the ratio of expenses to average net assets that are included in the Fund's Annual Report dated September 30, 2014.
[3]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of Acquired Fund Fees and Expenses, if any; and other extraordinary expenses not incurred in the ordinary course of business in order to limit annual Fund operating expenses to 1.68%, 2.43%, 1.43%, and 1.28% of average monthly net assets for Classes A , C , Y and Institutional Class shares, respectively. This expense limitation is effective through January 29, 2016, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount.
[4]	Expenses shown above do not reflect the Advisor's recoupment of previously waived or reimbursed expenses of the Fund, and may differ from the expenses shown in the Fund's annual report for the fiscal year ended September 30, 2014.